Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor (HRMDX)

Institutional (HNMDX)

Supplement dated January 4, 2021 to the

Statement of Additional Information dated May 1, 2020, as supplemented

Effective January 1, 2021, Troy W. McGlone has joined the team of investment professionals that manages the Heartland Mid Cap Value Fund (the “Mid Cap Value Fund”). Colin P. McWey and William (“Will”) R. Nasgovitz will continue to manage the Mid Cap Value Fund with Mr. McGlone.

The information under the heading “Portfolio Managers” on page 49 is hereby deleted and replaced with the following information:

As described in the Prospectus, the portfolio managers of the Funds are as follows:

Mid Cap Value Fund	Colin P. McWey William (“Will”) R. Nasgovitz Troy W. McGlone
Value Plus Fund	Bradford A. Evans Andrew J. Fleming
Value Fund	William (“Bill”) J. Nasgovitz William (“Will”) R. Nasgovitz

The following information is added following the “Portfolio Managers - Portfolio Manager Ownership of Fund Shares” table on page 50:

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of each Fund owned, directly and indirectly, by Troy W. McGlone, as of November 30, 2020:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds
Troy W. McGlone	$100,001-$500,000 (Mid Cap Value) $10,001-$50,000 (Value Plus) None (Value)	$100,001-$500,000

The following information is added following the “Portfolio Managers - Other Accounts Managed by Portfolio Managers” table on page 51:

Other Accounts Managed by Portfolio Managers. The following table sets forth the number of other accounts managed by Troy W. McGlone (excluding the Heartland Funds) within each of the following categories and the total assets (in thousands) in such accounts, as of November 30, 2020. None of the accounts managed by Mr. McGlone is charged an advisory fee based on the performance of the account.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Troy W. McGlone	None	None	70 totaling $111,693.99

This supplement should be retained with your SAI for future reference.

The date of this SAI Supplement is January 4, 2021.